Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Trust account upon redemption of ordinary shares	$ 9,669,449	$ 9,669,449
Redemption of ordinary shares	9,669,449	9,669,449